Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The carrying value and accumulated amortization for intangible assets subject to amortization are as follows:

	September 30, 2013	September 30, 2012
Proprietary Technology Assets Subject to Amortization:
Gross balance	$172,105	$90,924
Accumulated amortization	(39,028)	(22,768)
Carrying value, net	$133,077	$68,156
Trade Names Subject to Amortization:
Gross balance	$171,572	$150,829
Accumulated amortization	(44,660)	(28,347)
Carrying value, net	$126,912	$122,482
Customer Relationships Subject to Amortization:
Gross balance	$885,895	$796,235
Accumulated amortization	(160,768)	(113,012)
Carrying value, net	$725,127	$683,223
Total Intangible Assets, net Subject to Amortization	$985,116	$873,861

Goodwill and Intangible Assets Disclosure [Text Block]
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets of the Company consist of the following:

	Global Batteries & Appliances	Hardware & Home Improvement	Global Pet Supplies	Home and Garden Business	Total
Goodwill:
Balances at September 30, 2011	$268,148	$—	$170,285	$171,905	$610,338
Additions	—	—	70,023	15,852	85,875
Effect of translation	408	—	(2,376)	—	(1,968)
Balances at September 30, 2012	$268,556	$—	$237,932	$187,757	$694,245
Additions	67,149	717,853	—	1,614	786,616
Effect of translation	(2,205)	(3,129)	1,145	—	(4,189)
Balances at September 30, 2013	$333,500	$714,724	$239,077	$189,371	$1,476,672
Intangible Assets:
Trade names Not Subject to Amortization
Balances at September 30, 2011	$545,804	$—	$205,491	$75,500	$826,795
Additions	—	—	14,000	8,000	22,000
Reclassification to intangible assets subject to amortization	(920)	—	(2,530)	—	(3,450)
Effect of translation	542	—	(4,819)	—	(4,277)
Balances at September 30, 2012	$545,426	$—	$212,142	$83,500	$841,068
Additions	—	331,000	—	—	331,000
Effect of translation	1,927	(229)	4,284	—	5,982
Balances at September 30, 2013	$547,353	$330,771	$216,426	$83,500	$1,178,050
Intangible Assets Subject to Amortization
Balance at September 30, 2011, net	$481,473	$—	$219,243	$156,398	$857,114
Additions	—	—	65,118	17,000	82,118
Reclassification from intangible assets not subject to amortization	920	—	2,530	—	3,450
Amortization during period	(32,892)	—	(19,503)	(11,271)	(63,666)
Effect of translation	(2,389)	—	(2,766)	—	(5,155)
Balance at September 30, 2012, net	$447,112	$—	$264,622	$162,127	$873,861
Additions	29,379	158,100	802	—	188,281
Amortization during period	(35,553)	(11,372)	(21,379)	(9,475)	(77,779)
Effect of translation	(162)	(267)	1,182	—	753
Balance at September 30, 2013, net	$440,776	$146,461	$245,227	$152,652	$985,116
Total Intangible Assets, net at September 30, 2013	$988,129	$477,232	$461,653	$236,152	$2,163,166

Intangible assets subject to amortization include proprietary technology, customer relationships and certain trade names, which were recognized in connection with acquisitions and from the application of fresh-start reporting in the fiscal year ended September 20, 2009. The useful lives of the Company’s intangible assets subject to amortization are 9 to 17 years for proprietary technology assets associated with the Global Batteries & Appliances segment, 8 to 9 years for proprietary technology assets related to the Hardware & Home Improvement segment, 4 to 9 years for proprietary technology assets related to the Global Pet Supplies segment, 15 to 20 years for customer relationships of the Global Batteries & Appliances segment, 20 years for customer relationships of the Hardware & Home Improvement segment, Home and Garden Business and Global Pet Supplies segments, 1 to 12 years for trade names within the Global Batteries & Appliances segment, 5 to 8 years for trade names within the Hardware & Home Improvement segment and 3 years for a trade name within the Global Pet Supplies segment.
The carrying value and accumulated amortization for intangible assets subject to amortization are as follows:

	September 30, 2013	September 30, 2012
Proprietary Technology Assets Subject to Amortization:
Gross balance	$172,105	$90,924
Accumulated amortization	(39,028)	(22,768)
Carrying value, net	$133,077	$68,156
Trade Names Subject to Amortization:
Gross balance	$171,572	$150,829
Accumulated amortization	(44,660)	(28,347)
Carrying value, net	$126,912	$122,482
Customer Relationships Subject to Amortization:
Gross balance	$885,895	$796,235
Accumulated amortization	(160,768)	(113,012)
Carrying value, net	$725,127	$683,223
Total Intangible Assets, net Subject to Amortization	$985,116	$873,861

Amortization expense for the years ended September 30, 2013, September 30, 2012 and September 30, 2011 is as follows:

	2013	2012	2011
Proprietary technology amortization	$16,260	$9,133	$6,817
Trade names amortization	16,587	14,347	12,558
Customer relationships amortization	44,932	40,186	38,320
	$77,779	$63,666	$57,695

The Company estimates annual amortization expense of intangible assets for the next five fiscal years will approximate $78,500 per year.

Amortization of intangibles table [Table Text Block]
Amortization expense for the years ended September 30, 2013, September 30, 2012 and September 30, 2011 is as follows:

	2013	2012	2011
Proprietary technology amortization	$16,260	$9,133	$6,817
Trade names amortization	16,587	14,347	12,558
Customer relationships amortization	44,932	40,186	38,320
	$77,779	$63,666	$57,695

Schedule of Intangible Assets and Goodwill [Table Text Block]
Goodwill and intangible assets of the Company consist of the following:

	Global Batteries & Appliances	Hardware & Home Improvement	Global Pet Supplies	Home and Garden Business	Total
Goodwill:
Balances at September 30, 2011	$268,148	$—	$170,285	$171,905	$610,338
Additions	—	—	70,023	15,852	85,875
Effect of translation	408	—	(2,376)	—	(1,968)
Balances at September 30, 2012	$268,556	$—	$237,932	$187,757	$694,245
Additions	67,149	717,853	—	1,614	786,616
Effect of translation	(2,205)	(3,129)	1,145	—	(4,189)
Balances at September 30, 2013	$333,500	$714,724	$239,077	$189,371	$1,476,672
Intangible Assets:
Trade names Not Subject to Amortization
Balances at September 30, 2011	$545,804	$—	$205,491	$75,500	$826,795
Additions	—	—	14,000	8,000	22,000
Reclassification to intangible assets subject to amortization	(920)	—	(2,530)	—	(3,450)
Effect of translation	542	—	(4,819)	—	(4,277)
Balances at September 30, 2012	$545,426	$—	$212,142	$83,500	$841,068
Additions	—	331,000	—	—	331,000
Effect of translation	1,927	(229)	4,284	—	5,982
Balances at September 30, 2013	$547,353	$330,771	$216,426	$83,500	$1,178,050
Intangible Assets Subject to Amortization
Balance at September 30, 2011, net	$481,473	$—	$219,243	$156,398	$857,114
Additions	—	—	65,118	17,000	82,118
Reclassification from intangible assets not subject to amortization	920	—	2,530	—	3,450
Amortization during period	(32,892)	—	(19,503)	(11,271)	(63,666)
Effect of translation	(2,389)	—	(2,766)	—	(5,155)
Balance at September 30, 2012, net	$447,112	$—	$264,622	$162,127	$873,861
Additions	29,379	158,100	802	—	188,281
Amortization during period	(35,553)	(11,372)	(21,379)	(9,475)	(77,779)
Effect of translation	(162)	(267)	1,182	—	753
Balance at September 30, 2013, net	$440,776	$146,461	$245,227	$152,652	$985,116
Total Intangible Assets, net at September 30, 2013	$988,129	$477,232	$461,653	$236,152	$2,163,166